SELLING, GENERAL AND ADMINISTRATIVE COSTS (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Selling costs	€ 226,988	€ 168,466	€ 171,900
General and administrative costs	€ 200,986	€ 179,558	€ 164,226